Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, below is disclosure regarding executive compensation for Harvey S. Kanter, our principal executive officer (“PEO”), our non-PEO NEOs, and our Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation and do not reflect compensation actually earned, realized, or received by our NEO's. These amounts reflect total compensation per the "Summary Compensation Table" with certain adjustments as described in the following table and footnotes.

For more information concerning our philosophy of how we align compensation for our NEOs to certain performance metrics, refer to the “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)(000's)	Adjusted EBITDA (Non-GAAP) ($)(000's)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,959,023	$2,431,858	$929,250	$464,918	$374.77	$141.23	$27,854	$55,893
2022	$4,221,881	$7,093,048	$954,500	$1,482,529	$663.06	$124.59	$89,123	$73,808
2021	$3,616,278	$13,729,433	$909,752	$1,878,242	$390.09	$114.78	$56,713	$76,862
2020	$2,110,929	$2,270,835	$579,831	$563,984	$72.07	$106.22	$(64,538)	$(24,197)
(1)
For each fiscal year, the following table is a reconciliation of the adjustments between the compensation for our PEO per the Summary Compensation Table (column (b)) and Compensation Actually Paid (column (c)):

Fiscal Year:	2020	2021	2022	2023
Summary Compensation Table ("SCT") Total for PEO (column (b))	$2,110,929	$3,616,278	$4,221,881	$5,959,023
Deduct - SCT "Stock Award" value	—	(443,260)	(829,813)	(2,765,938)
Deduct - SCT "Option Award" value	(436,880)	(207,035)	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	(81,267)	4,203,022	227,798	(1,201,866)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	(59,872)	4,412,134	2,474,982	(1,524,935)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	737,926	2,148,295	998,200	1,982,373
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	(16,800)
Compensation Actually Paid to PEO (column (c))	$2,270,835	$13,729,433	$7,093,048	$2,431,858
(2)
Our Non-PEOs NEOs for fiscal 2023 and fiscal 2022 were Peter H. Stratton, Anthony J. Gaeta, Robert S. Molloy and Allison Surette. For fiscal 2021 and fiscal 2020, our Non-PEO NEOs were Ujjwal Dhoot, our former Chief Marketing Officer, and Messrs. Stratton, Molloy and Gaeta.
(3)
For each fiscal year, the following table is a reconciliation of the adjustments between the average compensation for our Non-PEO NEO's per the Summary Compensation Table (column (d)) and Average Compensation Actually Paid to Non-PEO NEO's (column (e)):

Fiscal Year:	2020	2021	2022	2023
Average Summary Compensation Table Total for Non-PEO NEO's (column (d))	$579,831	$909,752	$954,500	$929,250
Deduct - SCT "Stock Award" value	—	(79,352)	(156,331)	(69,310)
Deduct - SCT "Option Award" value	(53,009)	(44,496)	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	(44,540)	122,413	31,521	(158,089)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	(14,636)	524,801	464,934	(302,611)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	96,338	445,124	187,905	65,679
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEO's (column (e))	$563,984	$1,878,242	$1,482,529	$464,918
(4)
The Peer Group TSR used in this table is the Dow Jones U.S. Apparel Retailers Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended February 3, 2024. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of each fiscal year.
(5)
We have identified Adjusted EBITDA as our Company Selected Measure. Adjusted EBITDA is a Non-GAAP financial measure. For our Company, Adjusted EBITDA represents earnings before interest, taxes and depreciation and amortization and before the loss from termination of retirement plans and any asset impairment (gain).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Our Non-PEOs NEOs for fiscal 2023 and fiscal 2022 were Peter H. Stratton, Anthony J. Gaeta, Robert S. Molloy and Allison Surette. For fiscal 2021 and fiscal 2020, our Non-PEO NEOs were Ujjwal Dhoot, our former Chief Marketing Officer, and Messrs. Stratton, Molloy and Gaeta.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR used in this table is the Dow Jones U.S. Apparel Retailers Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended February 3, 2024. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of each fiscal year.

PEO Total Compensation Amount	$ 5,959,023	$ 4,221,881	$ 3,616,278	$ 2,110,929
PEO Actually Paid Compensation Amount	$ 2,431,858	7,093,048	13,729,433	2,270,835
Adjustment To PEO Compensation, Footnote
(1)
For each fiscal year, the following table is a reconciliation of the adjustments between the compensation for our PEO per the Summary Compensation Table (column (b)) and Compensation Actually Paid (column (c)):

Fiscal Year:	2020	2021	2022	2023
Summary Compensation Table ("SCT") Total for PEO (column (b))	$2,110,929	$3,616,278	$4,221,881	$5,959,023
Deduct - SCT "Stock Award" value	—	(443,260)	(829,813)	(2,765,938)
Deduct - SCT "Option Award" value	(436,880)	(207,035)	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	(81,267)	4,203,022	227,798	(1,201,866)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	(59,872)	4,412,134	2,474,982	(1,524,935)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	737,926	2,148,295	998,200	1,982,373
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	(16,800)
Compensation Actually Paid to PEO (column (c))	$2,270,835	$13,729,433	$7,093,048	$2,431,858

Non-PEO NEO Average Total Compensation Amount	$ 929,250	954,500	909,752	579,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 464,918	1,482,529	1,878,242	563,984
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For each fiscal year, the following table is a reconciliation of the adjustments between the average compensation for our Non-PEO NEO's per the Summary Compensation Table (column (d)) and Average Compensation Actually Paid to Non-PEO NEO's (column (e)):

Fiscal Year:	2020	2021	2022	2023
Average Summary Compensation Table Total for Non-PEO NEO's (column (d))	$579,831	$909,752	$954,500	$929,250
Deduct - SCT "Stock Award" value	—	(79,352)	(156,331)	(69,310)
Deduct - SCT "Option Award" value	(53,009)	(44,496)	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	(44,540)	122,413	31,521	(158,089)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	(14,636)	524,801	464,934	(302,611)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	96,338	445,124	187,905	65,679
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEO's (column (e))	$563,984	$1,878,242	$1,482,529	$464,918

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO Compensation Actually Paid and Company's TSR

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs and net income (loss) during the four most recently completed fiscal years. Net income for fiscal 2022 included a non-recurring tax benefit related to the release of our tax valuation allowance of $31.6 million. The net loss for fiscal 2020 included a $14.8 million asset impairment charge.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and Adjusted EBITDA, a non-GAAP measure (our Company-Selected Measure) during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between the Company TSR and Peer Group Cumulative TSR

The following chart shows the cumulative TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, versus the Dow Jones U.S. Apparel Retailers, assuming an initial fixed $100 investment on January 31, 2020 (end of fiscal 2019) and computed in accordance with the requirements of Item 402(v) of Regulation S-K.

Tabular List, Table

Tabular List of Most Important Performance Measures

As discussed above in more detail under "Compensation Discussion and Analysis - Compensation Components and Fiscal 2023 Compensation Decisions," the Compensation Committee uses several financial and operational performance measures in making its compensation decisions. The following list represents the most important financial performance measures used by the Company to link Compensation Actually Paid to our PEO and other NEOs to Company performance for fiscal 2023.

• Adjusted EBITDA (a non-GAAP measure)
• TSR
• Sales Growth

Total Shareholder Return Amount	$ 374.77	663.06	390.09	72.07
Peer Group Total Shareholder Return Amount	141.23	124.59	114.78	106.22
Net Income (Loss)	$ 27,854,000	$ 89,123,000	$ 56,713,000	$ (64,538,000)
Company Selected Measure Amount	55,893,000	73,808,000	76,862,000	(24,197,000)
PEO Name	Harvey S. Kanter
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Non-GAAP financial measure. For our Company, Adjusted EBITDA represents earnings before interest, taxes and depreciation and amortization and before the loss from termination of retirement plans and any asset impairment (gain).
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Sales Growth
PEO | SCT "Stock Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,765,938)	$ (829,813)	$ (443,260)
PEO | SCT "Option Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(207,035)	$ (436,880)
PEO | Year-over-year change in fair value of equity awards granted in prior year that vested in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,201,866)	227,798	4,203,022	(81,267)
PEO | Year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,524,935)	2,474,982	4,412,134	(59,872)
PEO | Year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,982,373	998,200	2,148,295	737,926
PEO | Fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,800)
Non-PEO NEO | SCT "Stock Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,310)	(156,331)	(79,352)
Non-PEO NEO | SCT "Option Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(44,496)	(53,009)
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior year that vested in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,089)	31,521	122,413	(44,540)
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,611)	464,934	524,801	(14,636)
Non-PEO NEO | Year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 65,679	$ 187,905	$ 445,124	$ 96,338